Shareholder Report	12 Months Ended
	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000163584
Shareholder Report [Line Items]
Fund Name	FEAC Floating Rate Income Fund
Class Name	Class A
Trading Symbol	SOUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.07%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$9,749	$10,000	$10,000
09/2014	$9,730	$9,932	$9,948
10/2014	$9,740	$10,030	$9,977
11/2014	$9,786	$10,101	$10,022
12/2014	$9,763	$10,110	$9,912
01/2015	$9,821	$10,322	$9,937
02/2015	$9,928	$10,225	$10,077
03/2015	$10,025	$10,273	$10,117
04/2015	$10,122	$10,236	$10,208
05/2015	$10,200	$10,211	$10,228
06/2015	$10,230	$10,100	$10,196
07/2015	$10,290	$10,170	$10,205
08/2015	$10,310	$10,156	$10,139
09/2015	$10,270	$10,224	$10,071
10/2015	$10,300	$10,226	$10,058
11/2015	$10,260	$10,199	$9,968
12/2015	$10,239	$10,166	$9,874
01/2016	$10,207	$10,306	$9,802
02/2016	$10,192	$10,379	$9,747
03/2016	$10,372	$10,474	$10,005
04/2016	$10,447	$10,514	$10,195
05/2016	$10,533	$10,517	$10,288
06/2016	$10,536	$10,706	$10,291
07/2016	$10,658	$10,774	$10,436
08/2016	$10,684	$10,761	$10,518
09/2016	$10,783	$10,755	$10,610
10/2016	$10,847	$10,673	$10,691
11/2016	$10,870	$10,420	$10,726
12/2016	$10,976	$10,435	$10,849
01/2017	$11,041	$10,456	$10,907
02/2017	$11,084	$10,526	$10,971
03/2017	$11,116	$10,520	$10,979
04/2017	$11,163	$10,601	$11,027
05/2017	$11,194	$10,683	$11,069
06/2017	$11,223	$10,672	$11,062
07/2017	$11,311	$10,718	$11,149
08/2017	$11,316	$10,814	$11,133
09/2017	$11,366	$10,763	$11,179
10/2017	$11,408	$10,769	$11,253
11/2017	$11,439	$10,755	$11,266
12/2017	$11,477	$10,805	$11,310
01/2018	$11,589	$10,680	$11,432
02/2018	$11,607	$10,579	$11,452
03/2018	$11,630	$10,647	$11,489
04/2018	$11,676	$10,568	$11,545
05/2018	$11,684	$10,643	$11,567
06/2018	$11,699	$10,630	$11,579
07/2018	$11,774	$10,633	$11,675
08/2018	$11,813	$10,701	$11,722
09/2018	$11,883	$10,632	$11,802
10/2018	$11,888	$10,548	$11,803
11/2018	$11,813	$10,611	$11,707
12/2018	$11,577	$10,806	$11,439
01/2019	$11,765	$10,921	$11,702
02/2019	$11,924	$10,914	$11,885
03/2019	$11,926	$11,124	$11,871
04/2019	$12,070	$11,127	$12,059
05/2019	$12,034	$11,324	$12,032
06/2019	$12,060	$11,466	$12,059
07/2019	$12,088	$11,492	$12,153
08/2019	$11,993	$11,789	$12,119
09/2019	$12,004	$11,727	$12,170
10/2019	$11,836	$11,762	$12,111
11/2019	$11,836	$11,756	$12,177
12/2019	$12,041	$11,748	$12,374
01/2020	$12,118	$11,974	$12,440
02/2020	$12,036	$12,189	$12,272
03/2020	$10,104	$12,118	$10,742
04/2020	$10,333	$12,333	$11,203
05/2020	$10,758	$12,391	$11,629
06/2020	$11,090	$12,469	$11,785
07/2020	$11,291	$12,655	$12,007
08/2020	$11,450	$12,553	$12,188
09/2020	$11,548	$12,546	$12,271
10/2020	$11,598	$12,490	$12,293
11/2020	$11,848	$12,612	$12,555
12/2020	$12,048	$12,630	$12,718
01/2021	$12,169	$12,539	$12,879
02/2021	$12,276	$12,358	$12,965
03/2021	$12,319	$12,204	$12,973
04/2021	$12,445	$12,300	$13,039
05/2021	$12,529	$12,340	$13,107
06/2021	$12,578	$12,427	$13,160
07/2021	$12,565	$12,566	$13,160
08/2021	$12,636	$12,542	$13,224
09/2021	$12,707	$12,433	$13,310
10/2021	$12,723	$12,430	$13,341
11/2021	$12,679	$12,467	$13,321
12/2021	$12,746	$12,435	$13,404
01/2022	$12,787	$12,167	$13,452
02/2022	$12,671	$12,031	$13,386
03/2022	$12,648	$11,697	$13,391
04/2022	$12,619	$11,253	$13,414
05/2022	$12,186	$11,326	$13,077
06/2022	$11,830	$11,148	$12,808
07/2022	$11,985	$11,420	$13,047
08/2022	$12,113	$11,098	$13,247
09/2022	$11,793	$10,618	$12,960
10/2022	$11,840	$10,481	$13,071
11/2022	$11,973	$10,866	$13,216
12/2022	$12,015	$10,817	$13,263
01/2023	$12,264	$11,150	$13,603
02/2023	$12,359	$10,862	$13,689
03/2023	$12,279	$11,138	$13,675
04/2023	$12,382	$11,205	$13,805
05/2023	$12,342	$11,083	$13,793
06/2023	$12,512	$11,044	$14,102
07/2023	$12,632	$11,036	$14,285
08/2023	$12,749	$10,965	$14,450
09/2023	$12,834	$10,687	$14,577
10/2023	$12,932	$10,518	$14,581
11/2023	$13,090	$10,994	$14,756
12/2023	$13,259	$11,415	$14,993
01/2024	$13,299	$11,384	$15,110
02/2024	$13,328	$11,223	$15,245
03/2024	$13,474	$11,327	$15,371
04/2024	$13,541	$11,041	$15,476
05/2024	$13,663	$11,228	$15,616
06/2024	$13,641	$11,334	$15,659
07/2024	$13,640	$11,599	$15,774
08/2024	$13,850	$11,765	$15,868

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	8.64%	2.92%	3.57%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	5.92%	2.40%	3.31%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 133,778,638
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 904,490
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000163585
Shareholder Report [Line Items]
Fund Name	FEAC Floating Rate Income Fund
Class Name	Class C
Trading Symbol	SOUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.87%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.87%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,981	$9,932	$9,948
10/2014	$9,990	$10,030	$9,977
11/2014	$10,038	$10,101	$10,022
12/2014	$10,015	$10,110	$9,912
01/2015	$10,074	$10,322	$9,937
02/2015	$10,184	$10,225	$10,077
03/2015	$10,283	$10,273	$10,117
04/2015	$10,383	$10,236	$10,208
05/2015	$10,462	$10,211	$10,228
06/2015	$10,493	$10,100	$10,196
07/2015	$10,555	$10,170	$10,205
08/2015	$10,575	$10,156	$10,139
09/2015	$10,534	$10,224	$10,071
10/2015	$10,565	$10,226	$10,058
11/2015	$10,524	$10,199	$9,968
12/2015	$10,499	$10,166	$9,874
01/2016	$10,459	$10,306	$9,802
02/2016	$10,438	$10,379	$9,747
03/2016	$10,615	$10,474	$10,005
04/2016	$10,686	$10,514	$10,195
05/2016	$10,766	$10,517	$10,288
06/2016	$10,762	$10,706	$10,291
07/2016	$10,891	$10,774	$10,436
08/2016	$10,900	$10,761	$10,518
09/2016	$10,994	$10,755	$10,610
10/2016	$11,052	$10,673	$10,691
11/2016	$11,079	$10,420	$10,726
12/2016	$11,180	$10,435	$10,849
01/2017	$11,229	$10,456	$10,907
02/2017	$11,276	$10,526	$10,971
03/2017	$11,291	$10,520	$10,979
04/2017	$11,331	$10,601	$11,027
05/2017	$11,367	$10,683	$11,069
06/2017	$11,389	$10,672	$11,062
07/2017	$11,460	$10,718	$11,149
08/2017	$11,470	$10,814	$11,133
09/2017	$11,503	$10,763	$11,179
10/2017	$11,538	$10,769	$11,253
11/2017	$11,562	$10,755	$11,266
12/2017	$11,593	$10,805	$11,310
01/2018	$11,700	$10,680	$11,432
02/2018	$11,711	$10,579	$11,452
03/2018	$11,738	$10,647	$11,489
04/2018	$11,766	$10,568	$11,545
05/2018	$11,767	$10,643	$11,567
06/2018	$11,775	$10,630	$11,579
07/2018	$11,843	$10,633	$11,675
08/2018	$11,886	$10,701	$11,722
09/2018	$11,937	$10,632	$11,802
10/2018	$11,936	$10,548	$11,803
11/2018	$11,852	$10,611	$11,707
12/2018	$11,622	$10,806	$11,439
01/2019	$11,790	$10,921	$11,702
02/2019	$11,954	$10,914	$11,885
03/2019	$11,936	$11,124	$11,871
04/2019	$12,073	$11,127	$12,059
05/2019	$12,030	$11,324	$12,032
06/2019	$12,048	$11,466	$12,059
07/2019	$12,067	$11,492	$12,153
08/2019	$11,966	$11,789	$12,119
09/2019	$11,969	$11,727	$12,170
10/2019	$11,794	$11,762	$12,111
11/2019	$11,787	$11,756	$12,177
12/2019	$11,983	$11,748	$12,374
01/2020	$12,052	$11,974	$12,440
02/2020	$11,963	$12,189	$12,272
03/2020	$10,054	$12,118	$10,742
04/2020	$10,262	$12,333	$11,203
05/2020	$10,688	$12,391	$11,629
06/2020	$10,997	$12,469	$11,785
07/2020	$11,201	$12,655	$12,007
08/2020	$11,337	$12,553	$12,188
09/2020	$11,440	$12,546	$12,271
10/2020	$11,469	$12,490	$12,293
11/2020	$11,721	$12,612	$12,555
12/2020	$11,911	$12,630	$12,718
01/2021	$12,023	$12,539	$12,879
02/2021	$12,120	$12,358	$12,965
03/2021	$12,141	$12,204	$12,973
04/2021	$12,271	$12,300	$13,039
05/2021	$12,346	$12,340	$13,107
06/2021	$12,387	$12,427	$13,160
07/2021	$12,365	$12,566	$13,160
08/2021	$12,427	$12,542	$13,224
09/2021	$12,488	$12,433	$13,310
10/2021	$12,496	$12,430	$13,341
11/2021	$12,433	$12,467	$13,321
12/2021	$12,504	$12,435	$13,404
01/2022	$12,536	$12,167	$13,452
02/2022	$12,415	$12,031	$13,386
03/2022	$12,384	$11,697	$13,391
04/2022	$12,349	$11,253	$13,414
05/2022	$11,920	$11,326	$13,077
06/2022	$11,552	$11,148	$12,808
07/2022	$11,709	$11,420	$13,047
08/2022	$11,812	$11,098	$13,247
09/2022	$11,494	$10,618	$12,960
10/2022	$11,532	$10,481	$13,071
11/2022	$11,669	$10,866	$13,216
12/2022	$11,688	$10,817	$13,263
01/2023	$11,922	$11,150	$13,603
02/2023	$12,007	$10,862	$13,689
03/2023	$11,922	$11,138	$13,675
04/2023	$12,028	$11,205	$13,805
05/2023	$11,968	$11,083	$13,793
06/2023	$12,140	$11,044	$14,102
07/2023	$12,233	$11,036	$14,285
08/2023	$12,339	$10,965	$14,450
09/2023	$12,428	$10,687	$14,577
10/2023	$12,516	$10,518	$14,581
11/2023	$12,644	$10,994	$14,756
12/2023	$12,799	$11,415	$14,993
01/2024	$12,845	$11,384	$15,110
02/2024	$12,849	$11,223	$15,245
03/2024	$12,998	$11,327	$15,371
04/2024	$13,038	$11,041	$15,476
05/2024	$13,148	$11,228	$15,616
06/2024	$13,118	$11,334	$15,659
07/2024	$13,105	$11,599	$15,774
08/2024	$13,298	$11,765	$15,868

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	7.77%	2.13%	2.89%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	6.77%	2.13%	2.89%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 133,778,638
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 904,490
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000163587
Shareholder Report [Line Items]
Fund Name	FEAC Floating Rate Income Fund
Trading Symbol	SPFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$122	1.17%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.17%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,981	$9,932	$9,948
10/2014	$9,990	$10,030	$9,977
11/2014	$10,038	$10,101	$10,022
12/2014	$10,015	$10,110	$9,912
01/2015	$10,074	$10,322	$9,937
02/2015	$10,184	$10,225	$10,077
03/2015	$10,283	$10,273	$10,117
04/2015	$10,383	$10,236	$10,208
05/2015	$10,462	$10,211	$10,228
06/2015	$10,493	$10,100	$10,196
07/2015	$10,555	$10,170	$10,205
08/2015	$10,575	$10,156	$10,139
09/2015	$10,534	$10,224	$10,071
10/2015	$10,565	$10,226	$10,058
11/2015	$10,524	$10,199	$9,968
12/2015	$10,502	$10,166	$9,874
01/2016	$10,469	$10,306	$9,802
02/2016	$10,454	$10,379	$9,747
03/2016	$10,629	$10,474	$10,005
04/2016	$10,718	$10,514	$10,195
05/2016	$10,805	$10,517	$10,288
06/2016	$10,808	$10,706	$10,291
07/2016	$10,934	$10,774	$10,436
08/2016	$10,962	$10,761	$10,518
09/2016	$11,063	$10,755	$10,610
10/2016	$11,130	$10,673	$10,691
11/2016	$11,160	$10,420	$10,726
12/2016	$11,271	$10,435	$10,849
01/2017	$11,339	$10,456	$10,907
02/2017	$11,384	$10,526	$10,971
03/2017	$11,419	$10,520	$10,979
04/2017	$11,468	$10,601	$11,027
05/2017	$11,502	$10,683	$11,069
06/2017	$11,533	$10,672	$11,062
07/2017	$11,614	$10,718	$11,149
08/2017	$11,633	$10,814	$11,133
09/2017	$11,675	$10,763	$11,179
10/2017	$11,731	$10,769	$11,253
11/2017	$11,753	$10,755	$11,266
12/2017	$11,794	$10,805	$11,310
01/2018	$11,911	$10,680	$11,432
02/2018	$11,942	$10,579	$11,452
03/2018	$11,967	$10,647	$11,489
04/2018	$12,015	$10,568	$11,545
05/2018	$12,022	$10,643	$11,567
06/2018	$12,027	$10,630	$11,579
07/2018	$12,104	$10,633	$11,675
08/2018	$12,157	$10,701	$11,722
09/2018	$12,218	$10,632	$11,802
10/2018	$12,224	$10,548	$11,803
11/2018	$12,147	$10,611	$11,707
12/2018	$11,919	$10,806	$11,439
01/2019	$12,100	$10,921	$11,702
02/2019	$12,263	$10,914	$11,885
03/2019	$12,265	$11,124	$11,871
04/2019	$12,413	$11,127	$12,059
05/2019	$12,376	$11,324	$12,032
06/2019	$12,401	$11,466	$12,059
07/2019	$12,423	$11,492	$12,153
08/2019	$12,325	$11,789	$12,119
09/2019	$12,336	$11,727	$12,170
10/2019	$12,160	$11,762	$12,111
11/2019	$12,159	$11,756	$12,177
12/2019	$12,370	$11,748	$12,374
01/2020	$12,462	$11,974	$12,440
02/2020	$12,363	$12,189	$12,272
03/2020	$10,396	$12,118	$10,742
04/2020	$10,631	$12,333	$11,203
05/2020	$11,068	$12,391	$11,629
06/2020	$11,397	$12,469	$11,785
07/2020	$11,603	$12,655	$12,007
08/2020	$11,766	$12,553	$12,188
09/2020	$11,880	$12,546	$12,271
10/2020	$11,918	$12,490	$12,293
11/2020	$12,175	$12,612	$12,555
12/2020	$12,381	$12,630	$12,718
01/2021	$12,505	$12,539	$12,879
02/2021	$12,614	$12,358	$12,965
03/2021	$12,657	$12,204	$12,973
04/2021	$12,786	$12,300	$13,039
05/2021	$12,872	$12,340	$13,107
06/2021	$12,922	$12,427	$13,160
07/2021	$12,907	$12,566	$13,160
08/2021	$12,979	$12,542	$13,224
09/2021	$13,052	$12,433	$13,310
10/2021	$13,067	$12,430	$13,341
11/2021	$13,022	$12,467	$13,321
12/2021	$13,091	$12,435	$13,404
01/2022	$13,132	$12,167	$13,452
02/2022	$13,012	$12,031	$13,386
03/2022	$12,987	$11,697	$13,391
04/2022	$12,957	$11,253	$13,414
05/2022	$12,525	$11,326	$13,077
06/2022	$12,143	$11,148	$12,808
07/2022	$12,316	$11,420	$13,047
08/2022	$12,432	$11,098	$13,247
09/2022	$12,101	$10,618	$12,960
10/2022	$12,149	$10,481	$13,071
11/2022	$12,300	$10,866	$13,216
12/2022	$12,327	$10,817	$13,263
01/2023	$12,582	$11,150	$13,603
02/2023	$12,679	$10,862	$13,689
03/2023	$12,596	$11,138	$13,675
04/2023	$12,716	$11,205	$13,805
05/2023	$12,659	$11,083	$13,793
06/2023	$12,849	$11,044	$14,102
07/2023	$12,955	$11,036	$14,285
08/2023	$13,074	$10,965	$14,450
09/2023	$13,176	$10,687	$14,577
10/2023	$13,279	$10,518	$14,581
11/2023	$13,424	$10,994	$14,756
12/2023	$13,597	$11,415	$14,993
01/2024	$13,637	$11,384	$15,110
02/2024	$13,665	$11,223	$15,245
03/2024	$13,831	$11,327	$15,371
04/2024	$13,881	$11,041	$15,476
05/2024	$14,006	$11,228	$15,616
06/2024	$13,982	$11,334	$15,659
07/2024	$13,974	$11,599	$15,774
08/2024	$14,188	$11,765	$15,868

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	8.52%	2.86%	3.56%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 133,778,638
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 904,490
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000163586
Shareholder Report [Line Items]
Fund Name	FEAC Floating Rate Income Fund
Class Name	Class R5
Trading Symbol	SPFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$250,000	$250,000	$250,000
09/2014	$249,523	$248,303	$248,708
10/2014	$249,762	$250,744	$249,418
11/2014	$250,953	$252,522	$250,556
12/2014	$250,364	$252,758	$247,790
01/2015	$251,856	$258,059	$248,426
02/2015	$254,591	$255,632	$251,922
03/2015	$257,077	$256,819	$252,914
04/2015	$259,564	$255,898	$255,191
05/2015	$261,553	$255,282	$255,700
06/2015	$262,334	$252,498	$254,903
07/2015	$263,863	$254,253	$255,130
08/2015	$264,372	$253,888	$253,469
09/2015	$263,353	$255,605	$251,775
10/2015	$264,117	$255,648	$251,440
11/2015	$263,099	$254,973	$249,203
12/2015	$262,871	$254,149	$246,836
01/2016	$262,400	$257,646	$245,044
02/2016	$262,105	$259,474	$243,678
03/2016	$266,562	$261,854	$250,114
04/2016	$268,609	$262,859	$254,862
05/2016	$271,161	$262,927	$257,186
06/2016	$271,334	$267,651	$257,274
07/2016	$274,576	$269,343	$260,890
08/2016	$275,268	$269,035	$262,946
09/2016	$277,912	$268,878	$265,243
10/2016	$279,668	$266,821	$267,279
11/2016	$280,406	$260,510	$268,150
12/2016	$283,249	$260,877	$271,218
01/2017	$285,023	$261,389	$272,664
02/2017	$286,201	$263,146	$274,265
03/2017	$287,114	$263,008	$274,479
04/2017	$288,408	$265,037	$275,671
05/2017	$289,308	$267,077	$276,723
06/2017	$290,146	$266,809	$276,544
07/2017	$292,505	$267,957	$278,712
08/2017	$292,802	$270,360	$278,330
09/2017	$294,208	$269,073	$279,462
10/2017	$295,370	$269,228	$281,311
11/2017	$296,260	$268,883	$281,648
12/2017	$297,325	$270,117	$282,737
01/2018	$300,314	$267,006	$285,786
02/2018	$300,853	$264,475	$286,298
03/2018	$301,523	$266,171	$287,210
04/2018	$302,797	$264,191	$288,610
05/2018	$303,015	$266,077	$289,168
06/2018	$303,482	$265,750	$289,460
07/2018	$305,492	$265,813	$291,858
08/2018	$306,606	$267,523	$293,057
09/2018	$308,473	$265,800	$295,055
10/2018	$308,692	$263,700	$295,073
11/2018	$306,795	$265,274	$292,666
12/2018	$300,930	$270,148	$285,965
01/2019	$305,582	$273,016	$292,545
02/2019	$310,091	$272,858	$297,131
03/2019	$310,216	$278,098	$296,771
04/2019	$313,729	$278,169	$301,478
05/2019	$312,896	$283,107	$300,798
06/2019	$313,935	$286,662	$301,460
07/2019	$314,725	$287,293	$303,820
08/2019	$312,026	$294,737	$302,963
09/2019	$312,387	$293,167	$304,241
10/2019	$308,418	$294,050	$302,764
11/2019	$308,155	$293,900	$304,431
12/2019	$313,952	$293,696	$309,342
01/2020	$315,983	$299,348	$310,986
02/2020	$313,578	$304,735	$306,784
03/2020	$264,133	$302,942	$268,545
04/2020	$269,844	$308,327	$280,064
05/2020	$281,351	$309,763	$290,711
06/2020	$289,757	$311,714	$294,627
07/2020	$295,088	$316,370	$300,169
08/2020	$299,301	$313,816	$304,684
09/2020	$301,942	$313,644	$306,781
10/2020	$303,331	$312,244	$307,315
11/2020	$309,944	$315,308	$313,859
12/2020	$315,266	$315,742	$317,937
01/2021	$318,520	$313,478	$321,962
02/2021	$321,366	$308,952	$324,129
03/2021	$322,570	$305,094	$324,323
04/2021	$325,955	$307,504	$325,972
05/2021	$328,238	$308,509	$327,663
06/2021	$329,601	$310,676	$329,003
07/2021	$329,318	$314,150	$328,991
08/2021	$331,259	$313,552	$330,591
09/2021	$333,194	$310,837	$332,732
10/2021	$333,695	$310,751	$333,517
11/2021	$332,641	$311,671	$333,008
12/2021	$334,490	$310,873	$335,104
01/2022	$335,639	$304,176	$336,305
02/2022	$332,657	$300,782	$334,637
03/2022	$332,125	$292,426	$334,769
04/2022	$331,458	$281,329	$335,343
05/2022	$320,513	$283,143	$326,923
06/2022	$310,846	$278,701	$320,198
07/2022	$314,994	$285,511	$326,174
08/2022	$318,418	$277,443	$331,178
09/2022	$310,059	$265,456	$324,006
10/2022	$311,378	$262,018	$326,759
11/2022	$314,950	$271,654	$330,385
12/2022	$316,120	$270,428	$331,563
01/2023	$322,361	$278,748	$340,070
02/2023	$324,971	$271,541	$342,211
03/2023	$322,941	$278,438	$341,878
04/2023	$326,106	$280,126	$345,117
05/2023	$325,526	$277,076	$344,822
06/2023	$330,096	$276,088	$352,539
07/2023	$333,316	$275,895	$357,127
08/2023	$336,489	$274,133	$361,250
09/2023	$338,800	$267,167	$364,420
10/2023	$341,519	$262,950	$364,531
11/2023	$345,748	$274,859	$368,882
12/2023	$349,888	$285,380	$374,810
01/2024	$351,442	$284,596	$377,743
02/2024	$351,843	$280,575	$381,109
03/2024	$356,228	$283,166	$384,273
04/2024	$357,628	$276,014	$386,882
05/2024	$360,941	$280,693	$390,399
06/2024	$360,878	$283,350	$391,459
07/2024	$360,348	$289,969	$394,334
08/2024	$366,452	$294,136	$396,682

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5Footnote Reference1	8.90%	3.27%	3.90%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 133,778,638
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 904,490
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000163588
Shareholder Report [Line Items]
Fund Name	FEAC Floating Rate Income Fund
Class Name	Class Y
Trading Symbol	SPFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon FEAC Floating Rate Income Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Y	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index
08/2014	$100,000	$100,000	$100,000
09/2014	$99,809	$99,321	$99,483
10/2014	$99,905	$100,297	$99,767
11/2014	$100,381	$101,009	$100,222
12/2014	$100,146	$101,103	$99,116
01/2015	$100,742	$103,223	$99,370
02/2015	$101,836	$102,253	$100,769
03/2015	$102,831	$102,728	$101,165
04/2015	$103,825	$102,359	$102,076
05/2015	$104,621	$102,113	$102,280
06/2015	$104,934	$100,999	$101,961
07/2015	$105,545	$101,701	$102,052
08/2015	$105,749	$101,555	$101,388
09/2015	$105,341	$102,242	$100,710
10/2015	$105,647	$102,259	$100,576
11/2015	$105,239	$101,989	$99,681
12/2015	$105,043	$101,659	$98,734
01/2016	$104,742	$103,058	$98,017
02/2016	$104,614	$103,789	$97,471
03/2016	$106,384	$104,742	$100,045
04/2016	$107,190	$105,144	$101,945
05/2016	$108,199	$105,171	$102,874
06/2016	$108,258	$107,060	$102,909
07/2016	$109,544	$107,737	$104,356
08/2016	$109,839	$107,614	$105,178
09/2016	$110,884	$107,551	$106,097
10/2016	$111,571	$106,728	$106,912
11/2016	$111,851	$104,204	$107,260
12/2016	$112,972	$104,351	$108,487
01/2017	$113,564	$104,556	$109,065
02/2017	$114,140	$105,258	$109,706
03/2017	$114,502	$105,203	$109,791
04/2017	$114,901	$106,015	$110,268
05/2017	$115,364	$106,831	$110,689
06/2017	$115,691	$106,723	$110,617
07/2017	$116,513	$107,183	$111,485
08/2017	$116,723	$108,144	$111,332
09/2017	$117,163	$107,629	$111,785
10/2017	$117,741	$107,691	$112,524
11/2017	$117,984	$107,553	$112,659
12/2017	$118,403	$108,047	$113,095
01/2018	$119,591	$106,802	$114,314
02/2018	$119,803	$105,790	$114,519
03/2018	$120,183	$106,468	$114,884
04/2018	$120,689	$105,677	$115,444
05/2018	$120,775	$106,431	$115,667
06/2018	$120,840	$106,300	$115,784
07/2018	$121,636	$106,325	$116,743
08/2018	$122,184	$107,009	$117,222
09/2018	$122,808	$106,320	$118,022
10/2018	$122,895	$105,480	$118,029
11/2018	$122,134	$106,110	$117,066
12/2018	$119,874	$108,059	$114,386
01/2019	$121,719	$109,207	$117,018
02/2019	$123,508	$109,143	$118,852
03/2019	$123,553	$111,239	$118,708
04/2019	$124,945	$111,268	$120,591
05/2019	$124,600	$113,243	$120,319
06/2019	$124,886	$114,665	$120,584
07/2019	$125,321	$114,917	$121,528
08/2019	$124,238	$117,895	$121,185
09/2019	$124,376	$117,267	$121,696
10/2019	$122,773	$117,620	$121,105
11/2019	$122,663	$117,560	$121,772
12/2019	$124,949	$117,478	$123,736
01/2020	$125,770	$119,739	$124,394
02/2020	$124,811	$121,894	$122,713
03/2020	$105,016	$121,177	$107,418
04/2020	$107,411	$123,331	$112,026
05/2020	$111,849	$123,905	$116,284
06/2020	$115,184	$124,686	$117,850
07/2020	$117,295	$126,548	$120,067
08/2020	$118,963	$125,527	$121,873
09/2020	$120,141	$125,458	$122,712
10/2020	$120,548	$124,898	$122,926
11/2020	$123,306	$126,123	$125,543
12/2020	$125,274	$126,297	$127,175
01/2021	$126,699	$125,391	$128,785
02/2021	$127,825	$123,581	$129,651
03/2021	$128,158	$122,038	$129,729
04/2021	$129,636	$123,002	$130,389
05/2021	$130,397	$123,403	$131,065
06/2021	$131,072	$124,271	$131,601
07/2021	$130,953	$125,660	$131,596
08/2021	$131,577	$125,421	$132,236
09/2021	$132,339	$124,335	$133,093
10/2021	$132,531	$124,301	$133,407
11/2021	$132,103	$124,668	$133,203
12/2021	$132,974	$124,349	$134,041
01/2022	$133,279	$121,670	$134,522
02/2022	$132,090	$120,313	$133,854
03/2022	$131,872	$116,970	$133,907
04/2022	$131,600	$112,532	$134,137
05/2022	$127,249	$113,257	$130,769
06/2022	$123,406	$111,480	$128,079
07/2022	$125,198	$114,204	$130,469
08/2022	$126,406	$110,977	$132,471
09/2022	$123,081	$106,182	$129,602
10/2022	$123,599	$104,807	$130,703
11/2022	$125,161	$108,661	$132,154
12/2022	$125,470	$108,171	$132,625
01/2023	$128,094	$111,499	$136,028
02/2023	$129,112	$108,616	$136,884
03/2023	$128,301	$111,375	$136,751
04/2023	$129,554	$112,050	$138,046
05/2023	$129,003	$110,830	$137,929
06/2023	$130,968	$110,435	$141,015
07/2023	$132,079	$110,358	$142,851
08/2023	$133,492	$109,653	$144,500
09/2023	$134,402	$106,867	$145,768
10/2023	$135,460	$105,180	$145,812
11/2023	$136,964	$109,943	$147,552
12/2023	$138,762	$114,152	$149,923
01/2024	$139,373	$113,838	$151,097
02/2024	$139,526	$112,230	$152,443
03/2024	$141,259	$113,266	$153,709
04/2024	$141,806	$110,406	$154,752
05/2024	$143,113	$112,277	$156,159
06/2024	$143,080	$113,340	$156,583
07/2024	$142,880	$115,987	$157,733
08/2024	$145,108	$117,654	$158,672

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class YFootnote Reference1	8.70%	3.15%	3.79%
Bloomberg US Aggregate Bond Index	7.30%	(0.04)%	1.64%
Credit Suisse Leveraged Loan Index	9.81%	5.54%	4.73%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 133,778,638
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 904,490
InvestmentCompanyPortfolioTurnover	128.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$133,778,638
# of Portfolio Holdings	198
Portfolio Turnover Rate	128%
Total Management Fees Paid	$904,490

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Bank Loan Obligations	84.1
Corporate Obligations	11.5
Exchange-Traded Instruments	4.0
Common Stocks	0.4
Preferred Stocks	0.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Invesco Senior Loan ETF	3.8
Alvogen Pharma U.S., Inc., 12.985%, Due 6/30/2025	3.2
Stats Intermediate Holdings LLC, 10.640%, Due 7/10/2026	3.2
CMG Media Corp., 8.935%, Due 12/17/2026	3.2
Banff Merger Sub, Inc., 9.005%, Due 7/30/2031	2.1
United Airlines, Inc., 4.375%, Due 4/15/2026	1.8
Pretium Packaging LLC, 9.848%, Due 10/2/2028	1.8
ADT Security Corp., 4.125%, Due 8/1/2029	1.8
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031	1.6
AlixPartners LLP, 7.861%, Due 2/4/2028	1.5

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon FEAC Floating Rate Income Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000096903
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Class A
Trading Symbol	SHOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,639,510,166
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 8,176,445
InvestmentCompanyPortfolioTurnover	47.00%
Material Fund Change Expenses [Text Block]

Prior to July 1, 2024, the American Beacon SiM High Yield Opportunities Fund (the “Fund”) assessed a front-end sales load on purchases of A Class shares less than $1 million, and a contingent deferred sales charge (“CDSC”) of 0.50% on certain purchases of $1 million or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.  Beginning July 1, 2024, the Fund will no longer assess a front-end sales load on purchases of A Class shares of $500,000 or more, but will assess a CDSC of 1.00% on certain purchases of $500,000 or more of A Class shares that are redeemed in whole or in part within 18 months of purchase.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000096904
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Class C
Trading Symbol	SHOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.81%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.81%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,639,510,166
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 8,176,445
InvestmentCompanyPortfolioTurnover	47.00%
C000096907
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Trading Symbol	SHYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,639,510,166
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 8,176,445
InvestmentCompanyPortfolioTurnover	47.00%
C000096905
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Class R5
Trading Symbol	SHOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,639,510,166
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 8,176,445
InvestmentCompanyPortfolioTurnover	47.00%
C000096906
Shareholder Report [Line Items]
Fund Name	SiM High Yield Opportunities Fund
Class Name	Class Y
Trading Symbol	SHOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon SiM High Yield Opportunities Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,639,510,166
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 8,176,445
InvestmentCompanyPortfolioTurnover	47.00%
C000114555
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Class A
Trading Symbol	ABCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	A with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$9,428	$10,000	$10,000
09/2014	$9,363	$9,860	$9,794
10/2014	$9,633	$10,101	$10,014
11/2014	$9,922	$10,372	$10,219
12/2014	$9,908	$10,346	$10,281
01/2015	$9,769	$10,036	$9,870
02/2015	$10,262	$10,612	$10,348
03/2015	$10,077	$10,444	$10,207
04/2015	$10,185	$10,545	$10,303
05/2015	$10,254	$10,680	$10,426
06/2015	$9,987	$10,473	$10,218
07/2015	$10,080	$10,693	$10,263
08/2015	$9,495	$10,048	$9,652
09/2015	$9,355	$9,799	$9,360
10/2015	$10,095	$10,626	$10,067
11/2015	$10,057	$10,657	$10,105
12/2015	$9,798	$10,489	$9,888
01/2016	$9,519	$9,969	$9,377
02/2016	$9,531	$9,955	$9,375
03/2016	$10,027	$10,631	$10,050
04/2016	$10,003	$10,672	$10,261
05/2016	$10,186	$10,864	$10,420
06/2016	$10,480	$10,892	$10,511
07/2016	$10,706	$11,293	$10,816
08/2016	$10,647	$11,309	$10,899
09/2016	$10,474	$11,311	$10,876
10/2016	$10,212	$11,105	$10,708
11/2016	$10,617	$11,516	$11,320
12/2016	$10,836	$11,744	$11,603
01/2017	$11,012	$11,967	$11,685
02/2017	$11,391	$12,442	$12,105
03/2017	$11,332	$12,456	$11,982
04/2017	$11,375	$12,584	$11,959
05/2017	$11,489	$12,761	$11,948
06/2017	$11,499	$12,841	$12,143
07/2017	$11,494	$13,105	$12,304
08/2017	$11,524	$13,145	$12,161
09/2017	$11,729	$13,416	$12,521
10/2017	$11,744	$13,729	$12,612
11/2017	$12,070	$14,150	$12,998
12/2017	$12,360	$14,308	$13,188
01/2018	$12,877	$15,127	$13,698
02/2018	$12,325	$14,569	$13,044
03/2018	$12,001	$14,199	$12,814
04/2018	$11,927	$14,254	$12,857
05/2018	$12,216	$14,597	$12,933
06/2018	$12,129	$14,687	$12,965
07/2018	$12,796	$15,233	$13,478
08/2018	$13,184	$15,730	$13,677
09/2018	$13,310	$15,819	$13,704
10/2018	$12,689	$14,738	$12,995
11/2018	$13,049	$15,038	$13,383
12/2018	$11,909	$13,680	$12,098
01/2019	$12,633	$14,777	$13,039
02/2019	$13,226	$15,251	$13,456
03/2019	$13,495	$15,547	$13,542
04/2019	$13,948	$16,177	$14,022
05/2019	$13,096	$15,149	$13,120
06/2019	$13,823	$16,217	$14,062
07/2019	$13,938	$16,450	$14,179
08/2019	$13,769	$16,189	$13,762
09/2019	$14,083	$16,492	$14,253
10/2019	$14,324	$16,849	$14,452
11/2019	$14,738	$17,461	$14,899
12/2019	$15,217	$17,988	$15,309
01/2020	$14,964	$17,981	$14,979
02/2020	$13,484	$16,501	$13,529
03/2020	$12,017	$14,463	$11,217
04/2020	$13,187	$16,317	$12,478
05/2020	$13,813	$17,094	$12,905
06/2020	$13,933	$17,434	$12,820
07/2020	$14,755	$18,417	$13,326
08/2020	$15,620	$19,740	$13,877
09/2020	$15,300	$18,990	$13,537
10/2020	$14,639	$18,485	$13,359
11/2020	$16,046	$20,509	$15,156
12/2020	$16,485	$21,297	$15,737
01/2021	$16,258	$21,082	$15,592
02/2021	$16,450	$21,664	$16,535
03/2021	$17,622	$22,612	$17,508
04/2021	$18,279	$23,819	$18,208
05/2021	$18,775	$23,986	$18,633
06/2021	$18,844	$24,546	$18,420
07/2021	$19,038	$25,129	$18,567
08/2021	$19,376	$25,893	$18,935
09/2021	$18,379	$24,688	$18,276
10/2021	$19,674	$26,418	$19,204
11/2021	$19,413	$26,235	$18,527
12/2021	$20,710	$27,411	$19,696
01/2022	$19,940	$25,992	$19,237
02/2022	$19,159	$25,214	$19,014
03/2022	$20,184	$26,150	$19,551
04/2022	$18,992	$23,870	$18,448
05/2022	$19,082	$23,914	$18,807
06/2022	$17,706	$21,940	$17,163
07/2022	$18,768	$23,963	$18,302
08/2022	$18,120	$22,986	$17,756
09/2022	$16,556	$20,869	$16,199
10/2022	$17,754	$22,558	$17,860
11/2022	$18,928	$23,819	$18,976
12/2022	$18,191	$22,446	$18,211
01/2023	$18,877	$23,857	$19,155
02/2023	$18,075	$23,275	$18,480
03/2023	$18,430	$24,129	$18,395
04/2023	$18,605	$24,506	$18,672
05/2023	$17,825	$24,612	$17,952
06/2023	$18,792	$26,239	$19,144
07/2023	$19,231	$27,082	$19,817
08/2023	$18,643	$26,650	$19,282
09/2023	$17,696	$25,380	$18,538
10/2023	$17,287	$24,846	$17,884
11/2023	$18,494	$27,115	$19,233
12/2023	$19,120	$28,347	$20,299
01/2024	$19,129	$28,823	$20,320
02/2024	$19,679	$30,363	$21,069
03/2024	$20,210	$31,339	$22,123
04/2024	$19,354	$30,059	$21,178
05/2024	$19,972	$31,550	$21,849
06/2024	$19,843	$32,682	$21,644
07/2024	$20,721	$33,080	$22,750
08/2024	$21,625	$33,882	$23,360

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class A without Sales ChargeFootnote Reference1	16.00%	9.45%	8.66%
Class A with Maximum Sales Charge - 5.75%Footnote Reference1	9.34%	8.16%	8.02%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,444,793,353
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 9,951,543
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000114556
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Class C
Trading Symbol	ABECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.81%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.81%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	C with Sales Charge	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,925	$9,860	$9,794
10/2014	$10,200	$10,101	$10,014
11/2014	$10,502	$10,372	$10,219
12/2014	$10,481	$10,346	$10,281
01/2015	$10,328	$10,036	$9,870
02/2015	$10,838	$10,612	$10,348
03/2015	$10,643	$10,444	$10,207
04/2015	$10,744	$10,545	$10,303
05/2015	$10,811	$10,680	$10,426
06/2015	$10,522	$10,473	$10,218
07/2015	$10,621	$10,693	$10,263
08/2015	$9,996	$10,048	$9,652
09/2015	$9,842	$9,799	$9,360
10/2015	$10,611	$10,626	$10,067
11/2015	$10,573	$10,657	$10,105
12/2015	$10,285	$10,489	$9,888
01/2016	$9,985	$9,969	$9,377
02/2016	$9,992	$9,955	$9,375
03/2016	$10,509	$10,631	$10,050
04/2016	$10,478	$10,672	$10,261
05/2016	$10,664	$10,864	$10,420
06/2016	$10,968	$10,892	$10,511
07/2016	$11,191	$11,293	$10,816
08/2016	$11,125	$11,309	$10,899
09/2016	$10,936	$11,311	$10,876
10/2016	$10,654	$11,105	$10,708
11/2016	$11,072	$11,516	$11,320
12/2016	$11,296	$11,744	$11,603
01/2017	$11,472	$11,967	$11,685
02/2017	$11,863	$12,442	$12,105
03/2017	$11,794	$12,456	$11,982
04/2017	$11,824	$12,584	$11,959
05/2017	$11,944	$12,761	$11,948
06/2017	$11,946	$12,841	$12,143
07/2017	$11,926	$13,105	$12,304
08/2017	$11,950	$13,145	$12,161
09/2017	$12,156	$13,416	$12,521
10/2017	$12,164	$13,729	$12,612
11/2017	$12,488	$14,150	$12,998
12/2017	$12,783	$14,308	$13,188
01/2018	$13,304	$15,127	$13,698
02/2018	$12,729	$14,569	$13,044
03/2018	$12,392	$14,199	$12,814
04/2018	$12,307	$14,254	$12,857
05/2018	$12,595	$14,597	$12,933
06/2018	$12,504	$14,687	$12,965
07/2018	$13,171	$15,233	$13,478
08/2018	$13,567	$15,730	$13,677
09/2018	$13,688	$15,819	$13,704
10/2018	$13,045	$14,738	$12,995
11/2018	$13,403	$15,038	$13,383
12/2018	$12,224	$13,680	$12,098
01/2019	$12,956	$14,777	$13,039
02/2019	$13,553	$15,251	$13,456
03/2019	$13,823	$15,547	$13,542
04/2019	$14,282	$16,177	$14,022
05/2019	$13,401	$15,149	$13,120
06/2019	$14,134	$16,217	$14,062
07/2019	$14,243	$16,450	$14,179
08/2019	$14,060	$16,189	$13,762
09/2019	$14,375	$16,492	$14,253
10/2019	$14,605	$16,849	$14,452
11/2019	$15,021	$17,461	$14,899
12/2019	$15,502	$17,988	$15,309
01/2020	$15,226	$17,981	$14,979
02/2020	$13,722	$16,501	$13,529
03/2020	$12,218	$14,463	$11,217
04/2020	$13,399	$16,317	$12,478
05/2020	$14,024	$17,094	$12,905
06/2020	$14,138	$17,434	$12,820
07/2020	$14,961	$18,417	$13,326
08/2020	$15,830	$19,740	$13,877
09/2020	$15,493	$18,990	$13,537
10/2020	$14,817	$18,485	$13,359
11/2020	$16,227	$20,509	$15,156
12/2020	$16,662	$21,297	$15,737
01/2021	$16,422	$21,082	$15,592
02/2021	$16,607	$21,664	$16,535
03/2021	$17,780	$22,612	$17,508
04/2021	$18,428	$23,819	$18,208
05/2021	$18,921	$23,986	$18,633
06/2021	$18,978	$24,546	$18,420
07/2021	$19,156	$25,129	$18,567
08/2021	$19,494	$25,893	$18,935
09/2021	$18,480	$24,688	$18,276
10/2021	$19,764	$26,418	$19,204
11/2021	$19,497	$26,235	$18,527
12/2021	$20,776	$27,411	$19,696
01/2022	$19,989	$25,992	$19,237
02/2022	$19,204	$25,214	$19,014
03/2022	$20,219	$26,150	$19,551
04/2022	$19,004	$23,870	$18,448
05/2022	$19,091	$23,914	$18,807
06/2022	$17,701	$21,940	$17,163
07/2022	$18,751	$23,963	$18,302
08/2022	$18,086	$22,986	$17,756
09/2022	$16,518	$20,869	$16,199
10/2022	$17,703	$22,558	$17,860
11/2022	$18,863	$23,819	$18,976
12/2022	$18,110	$22,446	$18,211
01/2023	$18,790	$23,857	$19,155
02/2023	$17,982	$23,275	$18,480
03/2023	$18,328	$24,129	$18,395
04/2023	$18,482	$24,506	$18,672
05/2023	$17,698	$24,612	$17,952
06/2023	$18,645	$26,239	$19,144
07/2023	$19,074	$27,082	$19,817
08/2023	$18,482	$26,650	$19,282
09/2023	$17,534	$25,380	$18,538
10/2023	$17,105	$24,846	$17,884
11/2023	$18,290	$27,115	$19,233
12/2023	$18,901	$28,347	$20,299
01/2024	$18,901	$28,823	$20,320
02/2024	$19,437	$30,363	$21,069
03/2024	$19,944	$31,339	$22,123
04/2024	$19,080	$30,059	$21,178
05/2024	$19,690	$31,550	$21,849
06/2024	$19,539	$32,682	$21,644
07/2024	$20,396	$33,080	$22,750
08/2024	$21,271	$33,882	$23,360

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class C without Deferred Sales ChargeFootnote Reference1	15.09%	8.63%	7.84%
Class C with Maximum Deferred Sales Charge -1.00%Footnote Reference1	14.09%	8.63%	7.84%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,444,793,353
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 9,951,543
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000114559
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Trading Symbol	ABCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Investor	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,925	$9,860	$9,794
10/2014	$10,218	$10,101	$10,014
11/2014	$10,523	$10,372	$10,219
12/2014	$10,510	$10,346	$10,281
01/2015	$10,364	$10,036	$9,870
02/2015	$10,878	$10,612	$10,348
03/2015	$10,686	$10,444	$10,207
04/2015	$10,799	$10,545	$10,303
05/2015	$10,880	$10,680	$10,426
06/2015	$10,592	$10,473	$10,218
07/2015	$10,690	$10,693	$10,263
08/2015	$10,071	$10,048	$9,652
09/2015	$9,917	$9,799	$9,360
10/2015	$10,705	$10,626	$10,067
11/2015	$10,674	$10,657	$10,105
12/2015	$10,393	$10,489	$9,888
01/2016	$10,092	$9,969	$9,377
02/2016	$10,113	$9,955	$9,375
03/2016	$10,636	$10,631	$10,050
04/2016	$10,611	$10,672	$10,261
05/2016	$10,812	$10,864	$10,420
06/2016	$11,123	$10,892	$10,511
07/2016	$11,362	$11,293	$10,816
08/2016	$11,293	$11,309	$10,899
09/2016	$11,118	$11,311	$10,876
10/2016	$10,835	$11,105	$10,708
11/2016	$11,270	$11,516	$11,320
12/2016	$11,503	$11,744	$11,603
01/2017	$11,688	$11,967	$11,685
02/2017	$12,097	$12,442	$12,105
03/2017	$12,027	$12,456	$11,982
04/2017	$12,074	$12,584	$11,959
05/2017	$12,202	$12,761	$11,948
06/2017	$12,213	$12,841	$12,143
07/2017	$12,201	$13,105	$12,304
08/2017	$12,233	$13,145	$12,161
09/2017	$12,450	$13,416	$12,521
10/2017	$12,474	$13,729	$12,612
11/2017	$12,813	$14,150	$12,998
12/2017	$13,120	$14,308	$13,188
01/2018	$13,672	$15,127	$13,698
02/2018	$13,089	$14,569	$13,044
03/2018	$12,746	$14,199	$12,814
04/2018	$12,669	$14,254	$12,857
05/2018	$12,974	$14,597	$12,933
06/2018	$12,879	$14,687	$12,965
07/2018	$13,582	$15,233	$13,478
08/2018	$13,992	$15,730	$13,677
09/2018	$14,124	$15,819	$13,704
10/2018	$13,469	$14,738	$12,995
11/2018	$13,856	$15,038	$13,383
12/2018	$12,639	$13,680	$12,098
01/2019	$13,411	$14,777	$13,039
02/2019	$14,036	$15,251	$13,456
03/2019	$14,327	$15,547	$13,542
04/2019	$14,806	$16,177	$14,022
05/2019	$13,906	$15,149	$13,120
06/2019	$14,673	$16,217	$14,062
07/2019	$14,794	$16,450	$14,179
08/2019	$14,615	$16,189	$13,762
09/2019	$14,954	$16,492	$14,253
10/2019	$15,200	$16,849	$14,452
11/2019	$15,645	$17,461	$14,899
12/2019	$16,157	$17,988	$15,309
01/2020	$15,873	$17,981	$14,979
02/2020	$14,312	$16,501	$13,529
03/2020	$12,748	$14,463	$11,217
04/2020	$13,998	$16,317	$12,478
05/2020	$14,660	$17,094	$12,905
06/2020	$14,786	$17,434	$12,820
07/2020	$15,652	$18,417	$13,326
08/2020	$16,571	$19,740	$13,877
09/2020	$16,233	$18,990	$13,537
10/2020	$15,536	$18,485	$13,359
11/2020	$17,028	$20,509	$15,156
12/2020	$17,498	$21,297	$15,737
01/2021	$17,251	$21,082	$15,592
02/2021	$17,452	$21,664	$16,535
03/2021	$18,705	$22,612	$17,508
04/2021	$19,397	$23,819	$18,208
05/2021	$19,919	$23,986	$18,633
06/2021	$19,991	$24,546	$18,420
07/2021	$20,196	$25,129	$18,567
08/2021	$20,559	$25,893	$18,935
09/2021	$19,500	$24,688	$18,276
10/2021	$20,873	$26,418	$19,204
11/2021	$20,597	$26,235	$18,527
12/2021	$21,973	$27,411	$19,696
01/2022	$21,152	$25,992	$19,237
02/2022	$20,329	$25,214	$19,014
03/2022	$21,417	$26,150	$19,551
04/2022	$20,144	$23,870	$18,448
05/2022	$20,247	$23,914	$18,807
06/2022	$18,788	$21,940	$17,163
07/2022	$19,916	$23,963	$18,302
08/2022	$19,214	$22,986	$17,756
09/2022	$17,566	$20,869	$16,199
10/2022	$18,838	$22,558	$17,860
11/2022	$20,074	$23,819	$18,976
12/2022	$19,297	$22,446	$18,211
01/2023	$20,020	$23,857	$19,155
02/2023	$19,175	$23,275	$18,480
03/2023	$19,549	$24,129	$18,395
04/2023	$19,731	$24,506	$18,672
05/2023	$18,910	$24,612	$17,952
06/2023	$19,928	$26,239	$19,144
07/2023	$20,400	$27,082	$19,817
08/2023	$19,781	$26,650	$19,282
09/2023	$18,774	$25,380	$18,538
10/2023	$18,334	$24,846	$17,884
11/2023	$19,615	$27,115	$19,233
12/2023	$20,285	$28,347	$20,299
01/2024	$20,294	$28,823	$20,320
02/2024	$20,882	$30,363	$21,069
03/2024	$21,432	$31,339	$22,123
04/2024	$20,531	$30,059	$21,178
05/2024	$21,191	$31,550	$21,849
06/2024	$21,044	$32,682	$21,644
07/2024	$21,979	$33,080	$22,750
08/2024	$22,940	$33,882	$23,360

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor ClassFootnote Reference1	15.97%	9.44%	8.66%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,444,793,353
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 9,951,543
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000114558
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Class R5
Trading Symbol	ABCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R5	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$250,000	$250,000	$250,000
09/2014	$248,388	$246,494	$244,843
10/2014	$255,746	$252,515	$250,344
11/2014	$263,426	$259,306	$255,469
12/2014	$263,133	$258,653	$257,037
01/2015	$259,547	$250,888	$246,762
02/2015	$272,617	$265,307	$258,703
03/2015	$267,817	$261,111	$255,181
04/2015	$270,748	$263,617	$257,567
05/2015	$272,833	$267,006	$260,662
06/2015	$265,710	$261,837	$255,457
07/2015	$268,226	$267,323	$256,577
08/2015	$252,690	$251,195	$241,297
09/2015	$249,080	$244,979	$234,012
10/2015	$268,877	$265,644	$251,669
11/2015	$268,164	$266,434	$252,632
12/2015	$261,205	$262,232	$247,199
01/2016	$253,741	$249,219	$234,426
02/2016	$254,134	$248,883	$234,366
03/2016	$267,439	$265,766	$251,249
04/2016	$266,893	$266,797	$256,527
05/2016	$271,994	$271,588	$260,511
06/2016	$279,866	$272,292	$262,764
07/2016	$285,927	$282,331	$270,393
08/2016	$284,456	$282,728	$272,478
09/2016	$279,974	$282,780	$271,910
10/2016	$272,939	$277,622	$267,702
11/2016	$283,938	$287,904	$282,992
12/2016	$289,856	$293,595	$290,064
01/2017	$294,790	$299,163	$292,131
02/2017	$304,960	$311,042	$302,628
03/2017	$303,477	$311,405	$299,545
04/2017	$304,535	$314,603	$298,983
05/2017	$308,009	$319,030	$298,690
06/2017	$308,365	$321,021	$303,573
07/2017	$308,138	$327,622	$307,608
08/2017	$309,043	$328,626	$304,024
09/2017	$314,586	$335,404	$313,029
10/2017	$315,267	$343,231	$315,302
11/2017	$324,055	$353,758	$324,957
12/2017	$331,877	$357,691	$329,700
01/2018	$345,680	$378,170	$342,447
02/2018	$331,076	$364,232	$326,095
03/2018	$322,545	$354,976	$320,358
04/2018	$320,678	$356,338	$321,416
05/2018	$328,462	$364,919	$323,324
06/2018	$326,166	$367,165	$324,125
07/2018	$343,985	$380,829	$336,953
08/2018	$354,626	$393,238	$341,934
09/2018	$358,057	$395,477	$342,612
10/2018	$341,605	$368,446	$324,871
11/2018	$351,297	$375,954	$334,570
12/2018	$320,735	$342,009	$302,443
01/2019	$340,442	$369,416	$325,983
02/2019	$356,345	$381,277	$336,399
03/2019	$363,801	$388,686	$338,538
04/2019	$376,001	$404,424	$350,546
05/2019	$353,326	$378,723	$328,007
06/2019	$372,850	$405,415	$351,553
07/2019	$376,009	$411,241	$354,467
08/2019	$371,589	$404,727	$344,044
09/2019	$380,292	$412,300	$356,318
10/2019	$386,825	$421,230	$361,299
11/2019	$397,995	$436,520	$372,469
12/2019	$411,203	$449,695	$382,715
01/2020	$404,218	$449,519	$374,482
02/2020	$364,513	$412,515	$338,215
03/2020	$324,940	$361,564	$280,416
04/2020	$356,764	$407,914	$311,940
05/2020	$373,614	$427,342	$322,630
06/2020	$376,911	$435,841	$320,489
07/2020	$399,233	$460,416	$333,159
08/2020	$422,902	$493,511	$346,935
09/2020	$414,194	$474,759	$338,413
10/2020	$396,368	$462,133	$333,965
11/2020	$434,835	$512,720	$378,888
12/2020	$446,806	$532,434	$393,415
01/2021	$440,732	$527,058	$389,812
02/2021	$445,985	$541,592	$413,369
03/2021	$477,977	$565,311	$437,694
04/2021	$495,699	$595,481	$455,198
05/2021	$509,352	$599,640	$465,824
06/2021	$511,331	$613,639	$460,489
07/2021	$516,686	$628,216	$464,170
08/2021	$526,092	$647,317	$473,375
09/2021	$499,231	$617,210	$456,898
10/2021	$534,614	$660,453	$480,098
11/2021	$527,493	$655,877	$463,179
12/2021	$562,859	$685,271	$492,399
01/2022	$541,935	$649,810	$480,929
02/2022	$521,061	$630,354	$475,349
03/2022	$548,983	$653,759	$488,767
04/2022	$516,600	$596,750	$461,199
05/2022	$519,382	$597,844	$470,165
06/2022	$482,037	$548,496	$429,085
07/2022	$510,980	$599,070	$457,539
08/2022	$493,404	$574,639	$443,906
09/2022	$450,953	$521,715	$404,982
10/2022	$483,821	$563,954	$446,504
11/2022	$515,796	$595,470	$474,407
12/2022	$495,950	$561,162	$455,283
01/2023	$514,692	$596,422	$478,876
02/2023	$493,197	$581,870	$461,991
03/2023	$502,899	$603,233	$459,864
04/2023	$507,728	$612,649	$466,792
05/2023	$486,570	$615,312	$448,789
06/2023	$513,034	$655,969	$478,601
07/2023	$525,267	$677,042	$495,431
08/2023	$509,521	$666,262	$482,056
09/2023	$483,599	$634,496	$463,454
10/2023	$472,447	$621,155	$447,102
11/2023	$505,679	$677,882	$480,836
12/2023	$523,080	$708,679	$507,471
01/2024	$523,327	$720,587	$507,996
02/2024	$538,564	$759,064	$526,736
03/2024	$553,053	$783,486	$553,070
04/2024	$529,806	$751,485	$529,445
05/2024	$547,143	$788,747	$546,229
06/2024	$543,521	$817,049	$541,091
07/2024	$567,672	$826,994	$568,752
08/2024	$592,546	$847,055	$584,009

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class R5Footnote Reference1	16.29%	9.78%	9.01%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,444,793,353
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 9,951,543
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000222816
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Class R6
Trading Symbol	ABCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	R6	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$10,000	$10,000	$10,000
09/2014	$9,936	$9,860	$9,794
10/2014	$10,230	$10,101	$10,014
11/2014	$10,537	$10,372	$10,219
12/2014	$10,525	$10,346	$10,281
01/2015	$10,382	$10,036	$9,870
02/2015	$10,905	$10,612	$10,348
03/2015	$10,713	$10,444	$10,207
04/2015	$10,830	$10,545	$10,303
05/2015	$10,913	$10,680	$10,426
06/2015	$10,628	$10,473	$10,218
07/2015	$10,729	$10,693	$10,263
08/2015	$10,108	$10,048	$9,652
09/2015	$9,963	$9,799	$9,360
10/2015	$10,755	$10,626	$10,067
11/2015	$10,727	$10,657	$10,105
12/2015	$10,448	$10,489	$9,888
01/2016	$10,150	$9,969	$9,377
02/2016	$10,165	$9,955	$9,375
03/2016	$10,698	$10,631	$10,050
04/2016	$10,676	$10,672	$10,261
05/2016	$10,880	$10,864	$10,420
06/2016	$11,195	$10,892	$10,511
07/2016	$11,437	$11,293	$10,816
08/2016	$11,378	$11,309	$10,899
09/2016	$11,199	$11,311	$10,876
10/2016	$10,917	$11,105	$10,708
11/2016	$11,357	$11,516	$11,320
12/2016	$11,594	$11,744	$11,603
01/2017	$11,792	$11,967	$11,685
02/2017	$12,198	$12,442	$12,105
03/2017	$12,139	$12,456	$11,982
04/2017	$12,181	$12,584	$11,959
05/2017	$12,320	$12,761	$11,948
06/2017	$12,335	$12,841	$12,143
07/2017	$12,325	$13,105	$12,304
08/2017	$12,362	$13,145	$12,161
09/2017	$12,583	$13,416	$12,521
10/2017	$12,611	$13,729	$12,612
11/2017	$12,962	$14,150	$12,998
12/2017	$13,275	$14,308	$13,188
01/2018	$13,827	$15,127	$13,698
02/2018	$13,243	$14,569	$13,044
03/2018	$12,902	$14,199	$12,814
04/2018	$12,827	$14,254	$12,857
05/2018	$13,138	$14,597	$12,933
06/2018	$13,047	$14,687	$12,965
07/2018	$13,759	$15,233	$13,478
08/2018	$14,185	$15,730	$13,677
09/2018	$14,322	$15,819	$13,704
10/2018	$13,664	$14,738	$12,995
11/2018	$14,052	$15,038	$13,383
12/2018	$12,829	$13,680	$12,098
01/2019	$13,618	$14,777	$13,039
02/2019	$14,254	$15,251	$13,456
03/2019	$14,552	$15,547	$13,542
04/2019	$15,040	$16,177	$14,022
05/2019	$14,133	$15,149	$13,120
06/2019	$14,914	$16,217	$14,062
07/2019	$15,040	$16,450	$14,179
08/2019	$14,863	$16,189	$13,762
09/2019	$15,212	$16,492	$14,253
10/2019	$15,473	$16,849	$14,452
11/2019	$15,920	$17,461	$14,899
12/2019	$16,448	$17,988	$15,309
01/2020	$16,169	$17,981	$14,979
02/2020	$14,580	$16,501	$13,529
03/2020	$12,997	$14,463	$11,217
04/2020	$14,270	$16,317	$12,478
05/2020	$14,944	$17,094	$12,905
06/2020	$15,076	$17,434	$12,820
07/2020	$15,969	$18,417	$13,326
08/2020	$16,907	$19,740	$13,877
09/2020	$16,568	$18,990	$13,537
10/2020	$15,855	$18,485	$13,359
11/2020	$17,386	$20,509	$15,156
12/2020	$17,874	$21,297	$15,737
01/2021	$17,631	$21,082	$15,592
02/2021	$17,842	$21,664	$16,535
03/2021	$19,122	$22,612	$17,508
04/2021	$19,841	$23,819	$18,208
05/2021	$20,388	$23,986	$18,633
06/2021	$20,476	$24,546	$18,420
07/2021	$20,694	$25,129	$18,567
08/2021	$21,070	$25,893	$18,935
09/2021	$19,989	$24,688	$18,276
10/2021	$21,403	$26,418	$19,204
11/2021	$21,128	$26,235	$18,527
12/2021	$22,541	$27,411	$19,696
01/2022	$21,705	$25,992	$19,237
02/2022	$20,863	$25,214	$19,014
03/2022	$21,988	$26,150	$19,551
04/2022	$20,685	$23,870	$18,448
05/2022	$20,797	$23,914	$18,807
06/2022	$19,306	$21,940	$17,163
07/2022	$20,472	$23,963	$18,302
08/2022	$19,761	$22,986	$17,756
09/2022	$18,064	$20,869	$16,199
10/2022	$19,377	$22,558	$17,860
11/2022	$20,665	$23,819	$18,976
12/2022	$19,863	$22,446	$18,211
01/2023	$20,621	$23,857	$19,155
02/2023	$19,753	$23,275	$18,480
03/2023	$20,151	$24,129	$18,395
04/2023	$20,335	$24,506	$18,672
05/2023	$19,499	$24,612	$17,952
06/2023	$20,557	$26,239	$19,144
07/2023	$21,047	$27,082	$19,817
08/2023	$20,408	$26,650	$19,282
09/2023	$19,383	$25,380	$18,538
10/2023	$18,928	$24,846	$17,884
11/2023	$20,286	$27,115	$19,233
12/2023	$20,980	$28,347	$20,299
01/2024	$20,999	$28,823	$20,320
02/2024	$21,609	$30,363	$21,069
03/2024	$22,198	$31,339	$22,123
04/2024	$21,260	$30,059	$21,178
05/2024	$21,953	$31,550	$21,849
06/2024	$21,809	$32,682	$21,644
07/2024	$22,785	$33,080	$22,750
08/2024	$23,780	$33,882	$23,360

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
R6 ClassFootnote Reference1	16.52%	9.85%	9.05%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,444,793,353
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 9,951,543
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.
C000114557
Shareholder Report [Line Items]
Fund Name	The London Company Income Equity Fund
Class Name	Class Y
Trading Symbol	ABCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Beacon The London Company Income Equity Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	Y	S&P 500® Index TR	Russell 1000® Value Index
08/2014	$100,000	$100,000	$100,000
09/2014	$99,346	$98,598	$97,937
10/2014	$102,223	$101,006	$100,137
11/2014	$105,302	$103,722	$102,188
12/2014	$105,178	$103,461	$102,815
01/2015	$103,735	$100,355	$98,705
02/2015	$108,978	$106,123	$103,481
03/2015	$107,112	$104,445	$102,072
04/2015	$108,207	$105,447	$103,027
05/2015	$109,044	$106,803	$104,265
06/2015	$106,176	$104,735	$102,183
07/2015	$107,255	$106,929	$102,631
08/2015	$101,028	$100,478	$96,519
09/2015	$99,574	$97,992	$93,605
10/2015	$107,440	$106,258	$100,667
11/2015	$107,151	$106,574	$101,053
12/2015	$104,351	$104,893	$98,880
01/2016	$101,349	$99,688	$93,770
02/2016	$101,576	$99,553	$93,747
03/2016	$106,859	$106,307	$100,500
04/2016	$106,635	$106,719	$102,611
05/2016	$108,675	$108,635	$104,204
06/2016	$111,829	$108,917	$105,106
07/2016	$114,255	$112,932	$108,157
08/2016	$113,580	$113,091	$108,991
09/2016	$111,847	$113,112	$108,764
10/2016	$109,014	$111,049	$107,081
11/2016	$113,419	$115,162	$113,197
12/2016	$115,785	$117,438	$116,026
01/2017	$117,679	$119,665	$116,852
02/2017	$121,750	$124,417	$121,051
03/2017	$121,146	$124,562	$119,818
04/2017	$121,636	$125,841	$119,593
05/2017	$122,884	$127,612	$119,476
06/2017	$123,019	$128,409	$121,429
07/2017	$122,997	$131,049	$123,043
08/2017	$123,352	$131,450	$121,610
09/2017	$125,567	$134,162	$125,212
10/2017	$125,758	$137,292	$126,121
11/2017	$129,276	$141,503	$129,983
12/2017	$132,407	$143,076	$131,880
01/2018	$137,936	$151,268	$136,979
02/2018	$132,072	$145,693	$130,438
03/2018	$128,644	$141,990	$128,143
04/2018	$127,887	$142,535	$128,566
05/2018	$131,001	$145,968	$129,330
06/2018	$130,152	$146,866	$129,650
07/2018	$137,211	$152,332	$134,781
08/2018	$141,470	$157,295	$136,773
09/2018	$142,837	$158,191	$137,045
10/2018	$136,235	$147,378	$129,948
11/2018	$140,112	$150,382	$133,828
12/2018	$127,925	$136,804	$120,977
01/2019	$135,744	$147,766	$130,393
02/2019	$142,112	$152,511	$134,560
03/2019	$145,012	$155,474	$135,415
04/2019	$149,894	$161,770	$140,218
05/2019	$140,798	$151,489	$131,203
06/2019	$148,614	$162,166	$140,621
07/2019	$149,954	$164,496	$141,787
08/2019	$148,093	$161,891	$137,618
09/2019	$151,572	$164,920	$142,527
10/2019	$154,100	$168,492	$144,520
11/2019	$158,648	$174,608	$148,988
12/2019	$163,841	$179,878	$153,086
01/2020	$161,130	$179,808	$149,793
02/2020	$145,208	$165,006	$135,286
03/2020	$129,428	$144,626	$112,166
04/2020	$142,084	$163,166	$124,776
05/2020	$148,830	$170,937	$129,052
06/2020	$150,230	$174,336	$128,195
07/2020	$159,078	$184,166	$133,263
08/2020	$168,377	$197,404	$138,774
09/2020	$164,968	$189,904	$135,365
10/2020	$157,907	$184,853	$133,586
11/2020	$173,130	$205,088	$151,555
12/2020	$177,908	$212,973	$157,366
01/2021	$175,475	$210,823	$155,925
02/2021	$177,570	$216,637	$165,348
03/2021	$190,286	$226,124	$175,077
04/2021	$197,376	$238,192	$182,079
05/2021	$202,834	$239,856	$186,330
06/2021	$203,616	$245,455	$184,196
07/2021	$205,750	$251,286	$185,668
08/2021	$209,506	$258,927	$189,350
09/2021	$198,738	$246,884	$182,759
10/2021	$212,806	$264,181	$192,039
11/2021	$210,035	$262,351	$185,272
12/2021	$223,995	$274,108	$196,960
01/2022	$215,709	$259,924	$192,372
02/2022	$207,341	$252,142	$190,139
03/2022	$218,510	$261,503	$195,507
04/2022	$205,628	$238,700	$184,480
05/2022	$206,639	$239,138	$188,066
06/2022	$191,771	$219,398	$171,634
07/2022	$203,346	$239,628	$183,016
08/2022	$196,300	$229,855	$177,563
09/2022	$179,390	$208,686	$161,993
10/2022	$192,441	$225,582	$178,602
11/2022	$205,229	$238,188	$189,763
12/2022	$197,263	$224,465	$182,113
01/2023	$204,765	$238,569	$191,550
02/2023	$196,151	$232,748	$184,797
03/2023	$200,024	$241,293	$183,946
04/2023	$201,849	$245,059	$186,717
05/2023	$193,565	$246,125	$179,516
06/2023	$204,047	$262,387	$191,440
07/2023	$208,835	$270,817	$198,172
08/2023	$202,522	$266,505	$192,822
09/2023	$192,334	$253,798	$185,382
10/2023	$187,861	$248,462	$178,841
11/2023	$201,048	$271,153	$192,334
12/2023	$207,892	$283,471	$202,988
01/2024	$207,991	$288,235	$203,198
02/2024	$214,075	$303,625	$210,694
03/2024	$219,861	$313,394	$221,228
04/2024	$210,549	$300,594	$211,778
05/2024	$217,375	$315,499	$218,492
06/2024	$216,016	$326,820	$216,436
07/2024	$225,566	$330,798	$227,501
08/2024	$235,504	$338,822	$233,604

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Class YFootnote Reference1	16.29%	9.72%	8.94%
S&P 500® Index TR	27.14%	15.92%	12.98%
Russell 1000® Value Index	21.15%	11.16%	8.85%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date		Aug. 31, 2023
AssetsNet	$ 1,444,793,353
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 9,951,543
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,444,793,353
# of Portfolio Holdings	30
Portfolio Turnover Rate	11%
Total Management Fees Paid	$9,951,543

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	94.6
Foreign Common Stocks	5.4
The Fund may purchase and sell futures contracts to gain market exposure on cash balances.
Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Apple, Inc.	5.5
Berkshire Hathaway, Inc., Class B	5.0
Texas Instruments, Inc.	4.7
Philip Morris International, Inc.	4.5
Progressive Corp.	4.5
Air Products & Chemicals, Inc.	4.5
BlackRock, Inc.	4.3
Norfolk Southern Corp.	4.0
Lowe's Cos., Inc.	3.9
Microsoft Corp.	3.6

The Fund may purchase and sell futures contracts to gain market exposure on cash balances.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Material Fund Change Strategies [Text Block]

Disclosed in a Supplement dated October 23, 2024 to the Prospectus and Summary Prospectus, each dated January 1, 2024, the Board of Trustees of the American Beacon Funds has approved a change to the non-fundamental policy of the American Beacon The London Company Income Equity Fund (the “Fund”) with respect to the investment of at least 80% of its net assets (plus the amount of any borrowings for investment purposes), effective January 1, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by January 1, 2025  at www.americanbeaconfunds.com/literature or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since August 31, 2023.